CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease obligations
Less than 1 year	$53	$55
1 to 5 years	116	136
5+ years	309	348
Total	$478	$539